FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value Measurement Tables [Abstract]
Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	March 31,	December 31,
	2012	2011

	U.S. $ in millions
Carrying value at the beginning of the period	$(139)	$78
Amount realized	(5)	(61)
Contingent consideration in connection with Cephalon acquisition	(2)	(171)
Net change to fair value:
Included in earnings - finance expense - net	4	22
Included in other comprehensive income (loss)	-	(7)

Carrying value at the end of the period	$(142)	$(139)